Rule 497(j)
                                                     Registration No. 33-21647



REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                 December 4, 1995


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Municipal Securities Trust, Series 38
                        File No. 33-21647

Gentlemen:

            As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration
Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 25, 1995 and became effective October 31, 1995 pursuant to Rule 485(b).

                                    Municipal Securities Trust, Series 38


                                    REICH & TANG DISTRIBUTORS L.P.


                                    By:
                                          Peter J. DeMarco
                                          Authorized Signatory

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